Convertible Preferred Stock - Narrative (Details) $ / shares in Units, $ in Thousands			1 Months Ended			3 Months Ended		12 Months Ended
	Oct. 20, 2021 shares	Nov. 04, 2019 USD ($) shares	Apr. 30, 2020 USD ($) $ / shares shares	Oct. 31, 2019 $ / shares shares	Jul. 31, 2019 USD ($) shares	Mar. 31, 2021 USD ($)	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Mar. 31, 2018 shares
Temporary Equity [Line Items]
Recapitalization exchange ratio	0.82619
Preferred stock, authorized (in shares)								100,000,000	0
Preferred stock, par value (in usd per share) | $ / shares								$ 0.0001	$ 0.0001
Preferred stock, outstanding (in shares)								0	0
Preferred stock, issued (in shares)								0	0
Par value (in usd per share) | $ / shares							$ 0.001	$ 0.001	$ 0.001	$ 0.001
Shares authorized (in shares)								0	782,507,467
Stock issued for acquisitions (in shares)								0	25,724	1,329,954
Convertible preferred stock, exercise of warrants, net (in shares)								107,312,099	92,590,259	33,021,700
Convertible preferred stock, exercise of warrants, net | $								$ 713,084	$ 911,121	$ 2,119,446
Convertible preferred stock, issuance of shares in connection with convertible note conversion (in shares)								180,414		7,510,818
Convertible preferred stock, Issuance of stock in connection with acquisitions (in shares)										1,329,958
Convertible notes
Temporary Equity [Line Items]
Conversion of Legacy WeWork convertible preferred stock to common stock (in shares)	468,394
Affiliated Entity
Temporary Equity [Line Items]
Stock issuance costs | $						$ 48,000	$ 15,000
Affiliated Entity | Convertible notes
Temporary Equity [Line Items]
Principal amount converted | $					$ 1,000,000
Convertible preferred stock, issuance of shares in connection with convertible note conversion (in shares)					7,510,818
2019 Warrant | Affiliated Entity
Temporary Equity [Line Items]
Convertible preferred stock, exercise of warrants, net (in shares)			92,590,259
Convertible preferred stock, exercise of warrants, net | $		$ 200,000	$ 911,100
Stock issuance costs | $		$ 38,600
Acquisition Preferred Stock
Temporary Equity [Line Items]
Shares authorized (in shares)											11,484,041
Series H-1
Temporary Equity [Line Items]
Shares authorized (in shares)				187,565,805
Stock sold, price (in usd per share) | $ / shares			$ 9.84	$ 14.04
Conversion of stock (in shares)				28,489,311
Series H-1 | 2019 Warrant | Affiliated Entity
Temporary Equity [Line Items]
Convertible preferred stock, exercise of warrants, net (in shares)		14,244,654
Convertible preferred stock, exercise of warrants, net | $		$ 200,000
Stock issuance costs | $		$ 38,600
Series H-2 Convertible Preferred Stock
Temporary Equity [Line Items]
Shares authorized (in shares)				187,565,805
Stock sold, price (in usd per share) | $ / shares				$ 14.04
Series H-3 Convertible Preferred Stock
Temporary Equity [Line Items]
Shares authorized (in shares)				107,312,100
Stock sold, price (in usd per share) | $ / shares				$ 0.01
Series H-4 Convertible Preferred Stock
Temporary Equity [Line Items]
Shares authorized (in shares)				107,312,100
Stock sold, price (in usd per share) | $ / shares				$ 0.01
Series G-1
Temporary Equity [Line Items]
Convertible preferred stock, exercise of warrants, net (in shares)					18,777,045
Series G
Temporary Equity [Line Items]
Convertible preferred stock, Issuance of stock in connection with acquisitions (in shares)										40,609